New Accounting Pronouncements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
New Accounting Pronouncements
Increase in retained earnings effect on deferred taxs balance for cumulative-effect adjustment	$ 2,100
Increase in retained earnings effect on other non-current assets for the cumulative-effect adjustments	$ 1,400